Revision of Prior Period Financial Statements - Schedule of Prior Period of Financial Statement (Details) (10-K) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019
Balance	$ (727,327)	$ (882,561)
Common Stock [Member]
Balance	$ 4,655	$ 4,191	$ 3,850	$ 2,817
Balance, shares	46,547,749	41,906,790	38,506,721	28,177,966
Revision	$ 246		$ 141	$ 1,273
Revision, shares	2,458,834		1,400,069	12,719,566
Balance	$ 4,901	$ 4,191	$ 3,991	$ 4,090
Balance, shares	49,006,583	41,906,790	39,906,790	40,897,532
Additional Paid-in Capital [Member]
Balance	$ 9,060,739	$ 8,381,231	$ 8,230,982	$ 8,309,293
Revision	731,946	261,192	183,641	182,509
Balance	9,792,685	8,642,423	8,414,623	8,491,802
Share Subscriptions Receivable [Member]
Balance	(1,577)	(1,577)	(1,577)	(1,577)
Revision
Balance	(1,577)	(1,577)	(1,577)	(1,577)
Share Subscription Payable [Member]
Balance	1,178,608	1,511,080	1,606,097	1,853,819
Revision	137,315	648,315	781,298	781,298
Balance	1,315,923	2,159,395	2,387,395	2,635,117
Accumulated Deficit [Member]
Balance	(10,961,172)	(10,768,906)	(10,212,150)	(10,482,521)
Revision	(869,507)	(909,507)	(965,079)	(965,079)
Balance	(11,830,679)	(11,678,413)	(11,177,230)	(11,447,600)
Cumulative Translation Adjustment [Member]
Balance	(8,580)	(8,580)	(46,116)	(23,624)
Revision
Balance	(8,580)	(8,580)	(46,116)	(23,624)
Total Stockholders' Equity(Deficit) [Member]
Balance	(727,327)	(882,561)	(418,915)	(341,792)
Revision
Balance	$ (727,327)	$ (882,561)	$ (418,915)	$ (341,792)